Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices for Granting Certain Equity Awards

We maintain an Insider Trading Policy that generally prohibits Company personnel from engaging in securities transactions while in possession of material nonpublic information. A copy of the Insider Trading Policy was filed as Exhibit 10.19 to the Company’s Annual Report on Form 10-K for 2025. While we do not maintain separate formal policies with respect to the timing of awarding options in relation to the disclosure of material nonpublic information, our Board and Compensation Committee do not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method	We maintain an Insider Trading Policy that generally prohibits Company personnel from engaging in securities transactions while in possession of material nonpublic information. A copy of the Insider Trading Policy was filed as Exhibit 10.19 to the Company’s Annual Report on Form 10-K for 2025. While we do not maintain separate formal policies with respect to the timing of awarding options in relation to the disclosure of material nonpublic information, our Board and Compensation Committee do not seek to time equity grants to take advantage of information, either positive or negative, about the Company that has not been publicly disclosed. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false